Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Costs attributable to secondary offer	R$ (2,220)	R$ 0	R$ 0
Impairment of intangible assets	(21,895)	0	0
Government grant	2,481	1,571	3
Other	(572)	932	2,725
Other income (expenses), net	R$ (22,206)	R$ 2,503	R$ 2,728